Intangible assets	12 Months Ended
Dec. 31, 2017
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Intangible assets

12. Intangible assets

Goodwill

The movements in 2017 and 2016 were as follows:

£m
Cost:
1 January 2016	11,294.2
Additions[1]	796.6
Revision of earnout estimates	28.4
Exchange adjustments	1,820.2
31 December 2016	13,939.4
Additions[1]	301.0
Revision of earnout estimates	(60.7)
Exchange adjustments	(504.4)
31 December 2017	13,675.3

Accumulated impairment losses and write-downs:
1 January 2016	623.6
Impairment losses for the year	20.0
Exchange adjustments	81.5
31 December 2016	725.1
Impairment losses for the year	27.1
Exchange adjustments	(29.8)
31 December 2017	722.4

Net book value:
31 December 2017	12,952.9
31 December 2016	13,214.3
1 January 2016	10,670.6

Note

[1]

Additions represent goodwill arising on the acquisition of subsidiary undertakings including the effect of any revisions to fair value adjustments that had been determined provisionally at the immediately preceding balance sheet date, as permitted by IFRS 3 Business Combinations. The effect of such revisions was not material in either year presented. Goodwill arising on the acquisition of associate undertakings is shown within interests in associates and joint ventures in note 14.

Cash-generating units with significant goodwill as at 31 December are:

	2017 £m	2016 £m
GroupM	2,906.7	2,966.2
Kantar	2,518.2	2,573.0
Wunderman	1,514.5	1,297.1
Y&R Advertising	1,091.8	1,140.3
Burson-Marsteller	557.6	590.3
Other	4,364.1	4,647.4
Total goodwill	12,952.9	13,214.3

Other goodwill represents goodwill on a large number of cash-generating units, none of which is individually significant in comparison to the total carrying value of goodwill.

Other intangible assets

The movements in 2017 and 2016 were as follows:

	Brands with an indefinite useful life £m	Acquired intangibles £m	Other £m	Total £m
Cost:
1 January 2016	968.1	2,007.1	331.0	3,306.2
Additions	–	–	33.0	33.0
Disposals	–	(0.8)	(42.2)	(43.0)
New acquisitions	–	319.1	10.5	329.6
Other movements[1]	–	11.6	4.7	16.3
Exchange adjustments	173.2	198.5	67.1	438.8
31 December 2016	1,141.3	2,535.5	404.1	4,080.9
Additions	–	–	37.3	37.3
Disposals	–	–	(15.8)	(15.8)
New acquisitions	–	79.0	0.8	79.8
Other movements[1]	–	6.4	7.2	13.6
Exchange adjustments	(60.0)	(73.1)	(22.1)	(155.2)
31 December 2017	1,081.3	2,547.8	411.5	4,040.6
Amortisation and impairment:
1 January 2016	–	1,339.5	251.3	1,590.8
Charge for the year	–	163.3	38.6	201.9
Disposals	–	(0.4)	(39.5)	(39.9)
Other movements	–	–	2.0	2.0
Exchange adjustments	–	60.6	48.2	108.8
31 December 2016	–	1,563.0	300.6	1,863.6
Charge for the year	–	189.4	36.3	225.7
Disposals	–	–	(14.9)	(14.9)
Other movements	–	–	2.5	2.5
Exchange adjustments	–	(33.7)	(21.0)	(54.7)
31 December 2017	–	1,718.7	303.5	2,022.2
Net book value:
31 December 2017	1,081.3	829.1	108.0	2,018.4
31 December 2016	1,141.3	972.5	103.5	2,217.3
1 January 2016	968.1	667.6	79.7	1,715.4

Note

[1]

Other movements in acquired intangibles include revisions to fair value adjustments arising on the acquisition of subsidiary undertakings that had been determined provisionally at the immediately preceding balance sheet date, as permitted by IFRS 3 Business Combinations.

Brands with an indefinite life are carried at historical cost in accordance with the Group’s accounting policy for intangible assets. The carrying values of the separately identifiable brands are not individually significant in comparison with the total carrying value of brands with an indefinite useful life.

Acquired intangible assets at net book value at 31 December 2017 include brand names of £445.6 million (2016: £486.2 million), customer-related intangibles of £360.9 million (2016: £448.9 million), and other assets (including proprietary tools) of £22.6 million (2016: £37.4 million).

The total amortisation and impairment of acquired intangible assets of £195.1 million (2016: £168.4 million) includes £5.7 million (2016: £5.1 million) in relation to associates.

In accordance with the Group’s accounting policy, the carrying values of goodwill and intangible assets with indefinite useful lives are reviewed for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired.

The impairment review is undertaken annually on 30 September. The review assessed whether the carrying value of goodwill and intangible assets with indefinite useful lives was supported by the net present value of future cash flows, using a pre-tax discount rate of 8.5% (2016: 8.5%) and management forecasts for a projection period of up to five years, followed by an assumed annual long-term growth rate of 3.0% (2016: 3.0%) and no assumed improvement in operating margin. Management have made the judgement that this long-term growth rate does not exceed the long-term average growth rate for the industry.

The goodwill impairment charge of £27.1 million (2016: £27.0 million) relates to a number of under-performing businesses in the Group, of which £nil (2016: £7.0 million) is in relation to associates. In certain markets, the impact of local economic conditions and trading circumstances on these businesses was sufficiently severe to indicate impairment to the carrying value of goodwill.

Under IFRS, an impairment charge is required for both goodwill and other indefinite-lived assets when the carrying amount exceeds the ‘recoverable amount’, defined as the higher of fair value less costs to sell and value in use.

Our approach in determining the recoverable amount utilises a discounted cash flow methodology, which necessarily involves making numerous estimates and assumptions regarding revenue growth, operating margins, appropriate discount rates and working capital requirements. The key assumptions used for estimating cash flow projections in the Group’s impairment testing are those relating to revenue growth and operating margin. The key assumptions take account of the businesses’ expectations for the projection period. These expectations consider the macroeconomic environment, industry and market conditions, the unit’s historical performance and any other circumstances particular to the unit, such as business strategy and client mix.

These estimates will likely differ from future actual results of operations and cash flows, and it is possible that these differences could be material. In addition, judgements are applied in determining the level of cash-generating unit identified for impairment testing and the criteria used to determine which assets should be aggregated. A difference in testing levels could affect whether an impairment is recorded and the extent of impairment loss. Changes in our business activities or structure may also result in changes to the level of testing in future periods. Further, future events could cause the Group to conclude that impairment indicators exist and that the asset values associated with a given operation have become impaired. Any resulting impairment loss could have a material impact on the Group’s financial condition and results of operations.

Historically our impairment losses have resulted from a specific event, condition or circumstance in one of our companies, such as the loss of a significant client. As a result, changes in the assumptions used in our impairment model have not had a significant effect on the impairment charges recognized. Burson-Marsteller is the only cash-generating unit with significant goodwill where a reasonably possible change in a key assumption on which the recoverable amount is based would cause the carrying amount to exceed its recoverable amount. The methodology above indicated an amount of £36.7 million as the excess of recoverable amount over carrying amount at 30 September 2017, with no further indicators of impairment by year-end. As announced in February 2018, Burson-Marsteller and Cohn & Wolfe were merged to create Burson Cohn & Wolfe, one of the world’s largest, full-service, global communications agencies. In accordance with IAS 36, this Group reorganisation was not taken account of in the impairment testing at 30 September 2017. Going forward, the respective goodwill for these cash-generating units will be aggregated and tested for impairment on a combined basis, aligning with the way in which the Group will monitor goodwill internally following the reorganisation. If these units had been tested in combination as of 30 September 2017, with all other inputs held constant, a reasonably possible change in assumptions for the Burson Cohn & Wolfe cash-generating unit would not cause the carrying amount to exceed the recoverable amount.

The carrying value of goodwill and other intangible assets will continue to be reviewed at least annually for impairment and adjusted down to the recoverable amount if required.